Provisions - Other provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Provisions	€ 10,852	€ 13,987	€ 13,225	€ 14,686
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	4,425	5,508	5,649	€ 5,841
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	600	759	864
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,163	1,522	1,451
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	395	725	652
Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Provisions	69	67	105
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	810	641	492
Provision for restructuring | Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	51
Offset in part by the use of the available provisions	61
Other
Disclosure of provision matrix [line items]
Provisions	951	1,018	1,226
Spain | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,647	1,381	1,647
Spain | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	299
Offset in part by the use of the available provisions	99
European Union (excluding Spain) | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	539	1,100	1,044
Other Foreign Countries Not Including Countries in EU | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	2,239	3,027	2,958
Brazil | Other combined provisions
Disclosure of provision matrix [line items]
Provisions	1,475	2,484	2,496
Brazil | Provisions for employment-related proceedings (Brazil)
Disclosure of provision matrix [line items]
Provisions	437	€ 776	€ 859
Additional provisions charged to income statement	176
Offset in part by the use of the available provisions	318
Brazil | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	178
Offset in part by the use of the available provisions	138
United Kingdom | Provision for customer remediation
Disclosure of provision matrix [line items]
Increase (decrease) due to exchange rate effects	147
United Kingdom | Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	99
Offset in part by the use of the available provisions	97
United Kingdom | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	182
Offset in part by the use of the available provisions	158
Poland | Provision for customer remediation
Disclosure of provision matrix [line items]
Increase (decrease) due to exchange rate effects	21
Poland | Regulatory framework-related provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	124
Poland | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	41
Portugal | Provision for restructuring
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	66
Offset in part by the use of the available provisions	€ 32